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Innovator Hedged TSLA Strategy ETF
Innovator Hedged TSLA Strategy ETF
Investment Objective

The Fund seeks to participate in the price return of the common stock of Tesla, Inc., subject to a limit on investment gains (prior to taking into account management fees and other fees) and seeks to provide a level of protection against significant declines in the price return of the common stock of Tesla, Inc. (prior to taking into account management fees and other fees).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Hedged TSLA Strategy ETF Innovator Hedged TSLA Strategy ETF
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Hedged TSLA Strategy ETF | Innovator Hedged TSLA Strategy ETF | USD ($)	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide risk-managed investment exposure to the common share price of Tesla, Inc. (NASDAQ: TSLA) (“TSLA”) through an active hedging strategy. The Fund seeks to achieve its investment objective by investing the Fund’s net assets (including borrowings for investment purposes) in options contracts that reference TSLA (the “Options Portfolio”) and in U.S. Treasury Bills (the “Treasury Portfolio”). The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). As discussed in greater detail below, the Fund seeks to provide investment exposure to the price performance experienced by TSLA while seeking to limit significant losses against decreases in the price of TSLA (the “Floor”). There is no guarantee the Fund will be successful in implementing this strategy. The Fund does not invest directly in TSLA.

Hedged TSLA Investment Strategy

The Fund will seek to participate in the price return of TSLA, subject to a limit on investment gains (prior to taking into account management fees and other fees) and will seek to provide the Floor against TSLA losses, up to a limit (prior to taking into account management fees and other fees) through the Sub-Adviser’s investments in the Options Portfolio and Treasury Portfolio. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide the Floor and protect against significant TSLA losses. The maximum gain potential and Floor that the Fund seeks to provide are prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These expenses will have the effect of reducing the maximum gain potential amount and the Floor experienced by shareholders. Shareholders in the Fund are not entitled to receive dividends, if any, that may be payable on TSLA. An investor’s possible return profile will also depend on the time at which such investor purchases and sells Shares of the Fund. If an investor purchases shares of the Fund after the then-current Options Portfolio was initially executed, the return profile available to that investor will be impacted by changes in the price of TSLA, changes in the value of the U.S. Treasury Bills, and the corresponding movements in the Fund’s NAV (see “– Options Portfolio” and “– Treasury Portfolio” below).

The Sub-Adviser intends to pursue the Fund’s investment objective through the combination of investments in a Treasury Portfolio comprised of U.S. Treasury Bills and an Options Portfolio comprised of FLexible EXchange® Options (“FLEX Options”) that reference TSLA with approximately three-month expiration dates. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Options Portfolio will consist of a “call option spread” strategy via the purchase and sale of call FLEX Options that reference TSLA with rotating expiration dates of approximately three months. The Fund’s Treasury Portfolio will seek to provide the Floor against TSLA losses by preserving the Fund’s capital in the event the Options Portfolio expires worthless. The Floor is provided based on the Fund’s NAV and will be in effect throughout the duration of the Fund’s FLEX Options (as described below). The percentage of protection provided by the Floor, which is not guaranteed, is based on the Fund’s NAV on the day the Fund executes its FLEX Options contracts, and the Floor will fluctuate based on changes in the value of the underlying U.S. Treasury Bills, as described below. Please note that the initial duration of the FLEX Options in the Options

Portfolio and the related Treasuries Portfolio will be approximately two months due to the timing of launching the Fund. For all periods after this initial period, the Options Portfolio will use FLEX Options with a duration of approximately three months.

Hedged TSLA Investment Strategy – Principal Holdings

Portfolio Investment	Investment Terms	Portfolio Investment Percentage*	Target Portfolio Maturity
Treasury Portfolio	Multiple series of U.S. Treasury Bills supported by full faith and credit of the U.S. government	90% of portfolio at the time of investment	3 month maturities
Purchased Call Option Contracts on TSLA	“in-the-money” (i.e., the strike price is less than the current TSLA market price) call FLEX Options at approximately 90% of TSLA price at time of investment	10% of portfolio at the time of investment	3 month expiration dates
Sold Call Option Contracts on TSLA	“out-of-the money” (i.e., the strike price is more than the current TSLA market price) FLEX Options used to partially fund purchased call option contract		3 month expiration dates

*           The portfolio percentages indicate the targeted portfolio investment amounts at the time of investment. The percentage investments may be greater or lesser than the stated amounts at the time of investment and will fluctuate throughout the holding period. See “Options Portfolio” and “Treasury Portfolio” below.

The Sub-Adviser seeks to provide investment exposure to the price performance experienced by TSLA through the Options Portfolio while seeking to limit losses against significant decreases in the price of TSLA through the Floor which is provided by the Fund’s Treasury Portfolio. The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract in the Options Portfolio such that if the FLEX Options were exercised on the expiration date (the final day of the option term set at approximately three months), the Fund’s portfolio would experience the price return of TSLA subject to a maximum gain on the price performance of TSLA over the duration of the options contract and would be protected from losses to the extent of the value of the Treasury Portfolio.

•    The Fund’s purchased call FLEX Options provide the Fund exposure to the price return of TSLA (gains and losses) starting at 90% of the then-current share price of TSLA. The Options Portfolio, through these purchased call FLEX Options, seeks to provide investment returns that match the performance of the share price of TSLA;

•    The Fund sells the call FLEX Options to help pay the premium of the purchased call FLEX Options that allow the Fund’s participation in TSLA’s price performance. The Fund’s sold FLEX Options effectively sell the Fund’s ability to participate in increases in the share price of TSLA beyond the strike price of the sold call FLEX Options over the duration of the Options Portfolio and sets a limit on TSLA price performance gains for the duration of the FLEX Options contracts. The strike price for the sold call FLEX Options is dependent upon prevailing market conditions at the times the Fund originally enters into the FLEX Options contracts; and

•    The Fund purchases multiple series of U.S. Treasury Bills with weighted average maturities of approximately three-months to provide the sought-after protection of the Floor. In the event that TSLA decreases in value by approximately more than 10% over the duration of the option contracts, the Fund’s purchased call FLEX Options and the sold call FLEX Options would expire worthless and the Fund’s value would be comprised of the Treasury Portfolio. The Treasury Portfolio is intended to provide the Floor and protect against significant decreases in the price of TSLA. There is no guarantee that the Treasury Portfolio will retain value to provide the level of portfolio protection sought by the Fund. The value of the Treasury Portfolio may increase (providing a higher Floor and therefore more protection to shareholders) or decrease (providing a lower Floor and therefore less protection to shareholders).

While the Sub-Adviser will seek three-month rotating portfolio holdings in the Options Portfolio and the Treasury Portfolio, the duration of each may not be precisely three-months as a result of market conditions at the time of purchase. In addition, the percentage of the Treasury Portfolio and the Options Portfolio that is established at the time of purchase may be greater than or less than the sought-after 90% and 10% of the Fund’s net assets, respectively, due to market conditions at the time of executing the Fund’s Options Portfolio. While the Sub-Adviser will target a Treasury Portfolio with a value of 90% of the Fund’s net assets at the time of entering into the FLEX Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the duration of the anticipated three-month holding period.

Options Portfolio

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The Fund holds FLEX Options that reference TSLA, which gives the Fund the right to receive or deliver shares of TSLA on the expiration date of the option contract at the stated strike price, depending on whether the option contract is a put or call option and whether the Fund purchases or sells the option. The Fund’s FLEX Options are cash-settled. Cash-settled option contracts give the Fund the right to receive the cash value of TSLA’s share price (for purchased call options) or the obligation to deliver the cash value of TSLA’s share price (for sold call options). The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the expiration date. The value of the FLEX Options does not increase or decrease at the same level of TSLA’s share price on a day-to-day basis (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of TSLA.

The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of TSLA and the time remaining until the expiration date of the FLEX Options, and the value of the Treasury Portfolio. As the price of TSLA changes and time moves towards the expiration date of the Fund’s FLEX Options, the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of TSLA. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of TSLA and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by TSLA. A component of an option’s value is the number of days remaining until its expiration date. Therefore, while changes in the price of TSLA will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by TSLA until the expiration date of the FLEX Options. The Options Portfolio is designed to provide upside participation in the price return of TSLA, subject to a maximum gain potential, at the time the FLEX Option contracts expire.

The potential upside offered by the Fund by virtue of the Options Portfolio is limited, and such limit may vary widely from quarter to quarter. The limits to the upside performance of TSLA are dependent upon prevailing market conditions at the time the Fund enters into the option contracts and could fluctuate from one period to the next. In addition, the degree to which a shareholder may benefit from the upside exposure to TSLA obtained through the Options Portfolio will depend on the time at which the investor purchases Shares of the Fund, the price movements of TSLA, and changes in the value of the Fund’s Treasury Portfolio, as described below. At any given time after Sub-Adviser resets the Options Portfolio there may be limited upside potential due to the subsequent price performance of TSLA (and therefore, the value of the FLEX Options). If the price of TSLA is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential remaining until the expiration of the FLEX Options and would still remain vulnerable to significant downside risk before the sought-after protection from the Floor began.

Treasury Portfolio

Through the Options Portfolio, the Fund may experience losses experienced by TSLA. However, the Fund will seek to provide the Floor through the Fund’s Treasury Portfolio. The Fund seeks to implement an investment strategy that provides the Floor and protects against significant declines in the price of TSLA, such that losses will be limited to the amount of the Options Portfolio and declines, if any, in the performance of the Fund’s U.S. Treasury Bills over each successive period of approximately three months. The Fund intends to re-initiate new U.S. Treasury Bill positions at approximately 90% of the Fund’s portfolio at intervals of approximately three-months in parallel with the quarterly resetting of the Options Portfolio thereby re-establishing the Floor. As the value of the Fund’s FLEX Options fluctuate, the percentage of the overall Fund portfolio value represented by the Treasury Portfolio will also fluctuate. Additionally, as the value of the Fund’s U.S. Treasury Bill investments themselves fluctuate, the level of the sought-after Floor will fluctuate. There is no guarantee that the value of the Fund’s U.S. Treasury Bills will remain constant, and the value of the U.S. Treasury Bills could decrease. To the extent the Fund’s U.S. Treasury Bill positions lose value, the level of sought-after protection provided by the Floor will decrease, and an investor could experience significant losses on its investment, including the loss of its entire investment. Additionally, depending on when an investor buys shares of the Fund, the level of sought-after protection against price decreases of TSLA provided by the Floor may be less than 10%.

The Fund’s portfolio managers do not intend to maintain, throughout the approximately three-month duration of each Options Portfolio, a set allocation of the portfolio and therefore do not intend to add or subtract the net gains or losses derived from the Options Portfolio from the Treasury Portfolio. Additional funds utilized for investment into the Fund will be invested proportionally to the Fund’s Treasury Portfolio and Options Portfolio at the time of investment until the expiration date of Options Portfolio held by the Fund.

Tesla, Inc.

Tesla, Inc. designs, develops, manufactures, sells and leases high-performance fully electric vehicles and energy operation and storage systems, and offers services related to its sustainable energy products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Neither the Trust, Innovator, Milliman or its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from publicly available documents. In connection with the offering of the Shares, neither the Fund, Innovator, Milliman or its respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the accuracy or adequacy of such publicly available information of Tesla, Inc. Neither the Fund, Innovator, Milliman or its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc, is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of this Prospectus (including events that would affect the accuracy or completeness of the publicly available documents of Tesla, Inc.) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value of the Shares. Neither the Fund, Innovator, Milliman or its respective affiliates makes any representation to investors or potential investors as to the performance of TSLA.

As a result of its investment strategies, the Fund will have economic exposure that is concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its assets in investments that provide exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the automotive industry. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the NASDAQ-100 Total Return Index and the NASDAQ-100 Price Index. Both indices have the same constituents in the same weights. However, the NASDAQ-100 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the NASDAQ-100 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETF, the returns of the NASDAQ-100 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 10.94% (quarter ended June 30, 2023) and the Fund’s lowest quarterly return was (4.01)% (quarter ended September 30, 2023).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Innovator Hedged TSLA Strategy ETF	Label	1 Year	Since Inception	Inception Date
Innovator Hedged TSLA Strategy ETF	Return Before Taxes	17.99%	4.73%	Jul. 25, 2022
Innovator Hedged TSLA Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	16.31%	3.44%	Jul. 25, 2022
Innovator Hedged TSLA Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.66%	3.07%	Jul. 25, 2022
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	55.13%	25.31%	Jul. 25, 2022
NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)	NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)	53.81%	24.19%	Jul. 25, 2022

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.